Deferred consideration liability (Tables)	6 Months Ended
Jun. 30, 2025
Contingent Consideration [Abstract]
Schedule of Carrying Amount for the Reporting Periods
The carrying amounts can be analyzed as follows:

$

At January 1, 2024	3,693,612
Repayment	(4,000,000)
Accretion of interest[1]	306,388
At December 31, 2024	-
[1] Accretion of interest for the six months ended June 30, 2024 was $157,999.